Shareholder Report, Holdings (Details) - MP63 Fund	Aug. 31, 2025
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
R T X [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Croning [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Caterpillar [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Time Travlers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Qualcomm [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
R P Minternational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Emerson Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.67%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.83%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.64%
Energry [Member]
Holdings [Line Items]
Percent of Total Investments	5.22%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.77%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.37%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.44%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.57%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.11%